Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions
28.	Related Party Transactions

The Group’s related parties are predominantly subsidiaries, associates and joint ventures, and key management personnel of the Group. Transactions between the parent entity and its subsidiaries are eliminated on consolidation and are not disclosed in this note.

(a)	Parent entity

The ultimate parent entity of the Group is Elevra Lithium Limited, which is incorporated and domiciled in Australia.

The registered office of the Company is Level 28, 10 Eagle Street, Brisbane QLD 4000.

(b)	Subsidiaries, associates and joint ventures

The Group’s interests in subsidiaries, associates and joint ventures are disclosed in Note 26 and Note 27.

(c)	Key management personnel compensation

	2025 $’000	2024 $’000	2023 $’000
Short-term employee benefits	3,273	2,336	2,468
Post-employment benefits	139	84	89
Termination benefits	–	1,319	–
Share based payments	1,878	–	2,221
Total key management personnel compensation	5,290	3,739	4,778

(d)	Key management personnel transactions

Excluding the compensation of key management personnel above, there were no transactions with key management personnel during the reporting period (2024 and 2023: Nil).

(e)	Transactions with related parties

	Associates		Joint ventures
	2025 $’000	2024 $’000	2025 $’000	2024 $’000
Transactions with related parties
Sales of goods and services	–	–	150,278	90,743
Purchases of goods and services	(329)	–	–	–
Net increase (decrease) in other amounts owing with related parties	–	127	–	–
Proceeds from related parties (excluding sales of goods and services)	–	–	10,374	24,420

	Associates		Joint ventures
	2025 $’000	2024 $’000	2025 $’000	2024 $’000
Outstanding balances with related parties
Sales of goods and services	–	–	13,984	6,100
Purchases of goods and services	(81)	–	(670)	–
Net increase (decrease) in other amounts owing with related parties	–	(44)	–	(658)

On 9 January 2021, the Group entered into a Spodumene Concentrate Purchase Agreement (“the Agreement”) with Piedmont Lithium Carolinas, Inc., a wholly owned subsidiary of Piedmont Lithium Inc., for the annual supply of 50 per cent or 113,000 dry metric tonnes of spodumene concentrate production from North American Lithium, whichever is greater. The price paid by Piedmont for the supply of spodumene concentrate is equivalent to an average CIF China market price (in United States dollars) for 6.0 per cent Li2O spodumene concentrate on a dry basis, with a minimum price of US$500 per tonne and a maximum price of US$900 per tonne on a delivered basis. The term of the Agreement is the life of mine of North American Lithium.

All other transactions between related parties are at market prices or on normal commercial terms, no more favourable to the Group than those arranged with third parties.